Summary of significant accounting policies - Certain risks and concentrations (Details)	12 Months Ended
	Dec. 31, 2021 item Institution	Dec. 31, 2020 item Institution
Concentration Risk [Line Items]
Number of accounts receivables | item	2	0
Number of institutional cooperators | Institution	2	3
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Financing guarantee company
Concentration Risk [Line Items]
Concentration, risk percentage	15.50%	0.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Institutional funding partner B
Concentration Risk [Line Items]
Concentration, risk percentage	11.00%	0.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Institutional cooperator A
Concentration Risk [Line Items]
Concentration, risk percentage	30.70%	43.90%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Institutional cooperator B
Concentration Risk [Line Items]
Concentration, risk percentage	23.10%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Institutional cooperator C
Concentration Risk [Line Items]
Concentration, risk percentage		17.50%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Institutional cooperator D
Concentration Risk [Line Items]
Concentration, risk percentage		14.60%